Form N-1A Supplement	Nov. 02, 2026
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

Supplement to the Summary Prospectuses, each dated May 8, 2026 and the Statutory Prospectus, dated May 5, 2026, as previously supplemented

Effective immediately, the first paragraph under the sub-heading “Portfolio Construction and Management” in each Fund’s Summary Prospectus, and on pages 2 and 7 of the Statutory Prospectus, is deleted and replaced with the following paragraph: